Financial Instruments	12 Months Ended
Dec. 31, 2023
Financial Instruments [Abstract]
Financial Instruments	Financial Instruments
The group holds the following financial instruments:

	December 31,
Financial Assets	2023	2022
	£’000	£’000
Held at amortised cost
Trade and other receivables (excluding prepayments and taxes)	10,069	6,266
Cash and cash equivalents	259,463	404,577
Short term bank deposits	103,586	101,234
Held at fair value through OCI
Investments held in unquoted equity instruments	2,145	2,145
	375,263	514,222

	December 31,
Financial Liabilities	2023	2022
	£’000	£’000
Held at amortised cost
Trade and other payables (excluding taxes and contract liabilities and other advances)	29,662	47,732
Loans	306	313
Lease liability	18,617	13,583
Other advances from joint operation partners	—	9,139
	48,585	70,767
As disclosed throughout the financial statements, management consider fair value to be materially the same as the carrying amount. Other advances relating to amounts received from joint operation partners have been classified as financial liabilities and included within the tables above and below.
Classification of Financial Assets at Amortised Cost
The Group classifies its financial assets as at amortised cost only if both of the following criteria are met:
•The asset is held within a business model with the objective of collecting the contractual cash flows, and
•the contractual terms give rise on a specified date to cash flows that are solely payments of principal and interest on the principal outstanding.

Nature of Financial Instruments Recognised and Measured at Fair Value
Unlisted Equity Securities- Shares in GTA. Following the achievement of a development milestone on March 31, 2021, the Group became entitled to receive a number of ordinary shares and preference shares in GTA. These shares represent unlisted equity securities and the Group has taken the election provided within IFRS9 to recognize fair value gains and losses within Other Comprehensive Income (FVOCI) as gains and losses relating to the value of these securities are not considered to be part of the trading activities of the entity.
On July 1, 2021 the rights to a portion of these shares were waived as part of an agreement to enter into a joint arrangement with the Group as further detailed in note 14. The remainder of the shares in question were received on that date.
The Group’s current valuation for this investment has been established with reference to the price of third party investment into GTA in the first quarter of 2022, with no adjustment deemed necessary based on our assessment of internal and other market factors throughout the remainder of 2022 and 2023.
Foreign Exchange Forward Contracts. During the three months ended June 30, 2022 the Group entered into one specific set of foreign exchange transactions, whereby a commitment was made to exchange U.S. dollars for a fixed number of Pounds Sterling at future dates between one and three months from the trade dates based on the estimated future cashflow needs of the Group. All of the transactions were settled within the quarter ended June 30, 2022 for a cumulative loss of £11,287,000. No such transactions were entered subsequent to that date, and the group does not use derivative financial instruments for speculative purposes.
Fair Value Hierarchy. To provide an indication about the reliability of the inputs used in determining fair value, the group classifies its financial instruments into the three levels prescribed under the accounting standards as follows:
Level 1: The fair value of financial instruments traded in active markets (such as publicly traded derivatives and equity securities) is based on quoted market prices at the end of the reporting period. The quoted marked price used for financial assets held by the group is the current bid price. These instruments are included in level 1.
Level 2: The fair value of financial instruments that are not traded in an active market (for example, over–the–counter derivatives) is determined using valuation techniques which maximize the use of observable market data and rely as little as possible on entity-specific estimates. If all significant inputs required to fair value an instrument are observable, the instrument is included in level 2.
Level 3: If one or more of the significant inputs is not based on observable market data, the instrument is included in level 3. This is the case for unlisted equity securities.
The objective of valuation techniques is to arrive at a fair value measurement that reflects the price that would be received to sell the asset or paid to transfer the liability in an orderly transaction between market participants at the measurement date.

Fair Value Measurements Using Significant Unobservable Inputs (level 3)

Unlisted Equity Securities
£’000
Opening balance as at January 1, 2023	2,145
Acquisitions	—
Loss recognised in other comprehensive income	—
Disposal	—
Closing balance as at December 31, 2023	2,145

The group did not measure any financial assets or financial liabilities at fair value on a non-recurring basis as at December 31, 2023. There have been no transfers between levels 2 and 3 and changes in valuation techniques during the period.
Risk Management Objectives. Management identifies and evaluates financial risks on an on-going basis. The principal risks to which the Group is exposed are market risk (including interest rate risk, and cash flow risk), credit risk, and liquidity risk.
Market Risk. Market risk is the risk that the fair value or future cash flows of financial instruments will fluctuate because of changes in market prices. For the Group, market risk comprise of two types of risks; interest rate risk and foreign currency risk.
Foreign Currency Risk. The Group is exposed to foreign currency exchange risks due to the Group holding foreign currency monetary assets and liabilities which are exposed to exchange rate fluctuations, primarily in relation to foreign currency denominated cash and cash equivalents as well as trade receivables. This risk is assessed on an on-going basis.
The Group does not have a policy to use derivative financial instruments to manage currency exchange movements, although they may be used for specific transactions, and as such, no hedge accounting is applied.
The table below illustrates the sensitivity analysis of the Group’s reported profit to a 10% increase or decrease in the respective foreign exchange rates to which they are significantly exposed. The sensitivity analysis is calculated on balances outstanding at the year end, with all other variables held constant.

	Change in rate	Effect on profit before tax	Effect on equity
		£’000	£’000
2023
Change in USD	+10%	9,031	9,092
	-10%	(9,031)	(9,092)
Change in EUR	+10%	(17)	3,648
	-10%	17	(3,648)

2022
Change in USD	+10%	6,290	6,051
	-10%	(6,290)	(6,051)
Change in EUR	+10%	165	4,631
	-10%	(165)	(4,631)
Interest Rate Risk. The Group’s exposure to the risk of changes in market interest rates relate to the Group’s interest-bearing current accounts. The Group has multiple instant access accounts including within cash and cash equivalents which are exposed to variable interest rates which total to £97,292,000 (2022: £370,868,000). A sensitivity analysis prepared with a 1% increase or decrease in interest rate with all other variables held constant would lead to an increase or decrease in profit and equity of £973,000 (2022: £3,709,000).
The sensitivity analysis has been determined based on the exposure to floating interest rate instruments at the end of the reporting year. The analysis is prepared assuming the amount of the consolidated balance at the end of the reporting year was the balance for the whole year.
Credit Risk. Credit risk refers to the risk that a counterparty will default on its contractual obligations resulting in financial loss to the Group. Credit risk arises from cash balances (including bank deposits, cash and cash equivalents) and credit exposures to trade and other receivables.
The Group’s maximum exposure to credit risk is represented by the carrying value of cash and cash equivalents and trade and other receivables.
Credit risk is managed by monitoring clients and performing credit checks before accepting any customers and by placing funds with banks with high credit-ratings assigned by international credit-rating agencies.
Impaired Trade Receivables. Individual receivables which are known to be uncollectible are written off by reducing the carrying amount directly. There have been no impairments during 2023 (2022: £nil).
Expected Credit Losses. At each reporting date, the Group recognizes a loss allowance for expected credit losses on material balances by applying the simplified approach.
In applying the simplified approach, the Group uses a “probability of default” (“PD”) approach, to determine the lifetime expected credit losses. Under the PD approach, the expected credit losses are calculated using three main parameters:
•a counterparty PD;
•expected LGD (loss given default); and
•EAD (expected exposure at default).

In calculating the expected credit loss, the following formula is applied:
Expected Credit Loss (ECL) = PD x LGD x EAD
Based on the nature of the Group’s activities and trade receivables being current, management has determined that the expected credit loss on these balances is not material at the reporting date.
Capital Management. The Group manages its capital to ensure that it will be able to continue as a going concern. The capital structure of the Group consists of issued capital, the share premium account and accumulated losses.
The Group manages its capital structure and makes adjustments to it in light of changes in economic conditions. No significant changes were made in the objectives, policies or processes during the years ended December 31, 2023 and December 31, 2022. The Group does not have any externally imposed capital requirements. As part of the Group’s management of capital structure, consideration is given to the cost of capital.
Liquidity Risk. Liquidity risk is the risk that the Group may encounter difficulty in meeting its obligations associated with financial liabilities that are settled by delivering cash or other financial assets. The Group seeks to manage its liquidity risk by ensuring that sufficient liquidity is available to meet its foreseeable needs.
A summary table with maturity of financial liabilities presented below is used by management to manage liquidity risks. The amounts disclosed in the following tables are the contractual undiscounted cash flows with the exception of advances received from joint operation partners, which are based on the Group's best estimate of when the underlying costs to which those advances relate are incurred.
Undiscounted cash flows in respect of balances due within 12 months generally equal their carrying amounts in the statement of financial position, as the impact of discounting is not material.
The maturity analysis of financial liabilities at December 31, 2023 is as follows:

	Carrying Amount	Demand and Less Than 3 Months	From 3 to 12 Months	From 12 Months to 2 Years	From 2 to 5 Years	More Than 5 Years	Total Contractual Cash Flows
	£’000	£’000	£’000	£’000	£’000	£’000	£’000
Liabilities:
Trade and other payables	(29,662)	(29,007)	(655)	—	—	—	(29,662)
Loans	(306)	(1)	(2)	(2)	(313)	—	(318)
Lease liability	(18,617)	(812)	(2,587)	(3,661)	(11,046)	(4,003)	(22,109)
	(48,585)	(29,820)	(3,244)	(3,663)	(11,359)	(4,003)	(52,089)

Interest Bearing Loans and Borrowings. As part of the Group’s acquisition of Allcyte the group acquired a loan of €353,000 (£300,000) from the FFG. This loan accrues interest at a rate of 0.75% repaid annually and is repayable on September 30, 2026.
The maturity analysis of financial liabilities at December 31, 2022 is as follows:

	Carrying Amount	Demand and Less Than 3 Months	From 3 to 12 Months	From 12 Months to 2 Years	From 2 to 5 Years	More Than 5 Years	Total Contractual Cash Flows
	£’000	£’000	£’000	£’000	£’000	£’000	£’000
Liabilities:
Trade and other payables	(47,732)	(47,355)	—	(377)	—	—	(47,732)
Loans	(313)	(1)	(2)	(2)	(320)	—	(325)
Lease liability	(13,583)	(619)	(2,022)	(2,576)	(7,107)	(3,930)	(16,254)
Other advances from joint operation partners	(9,139)	(1,572)	(6,870)	(697)	—	—	(9,139)
	(70,767)	(49,547)	(8,894)	(3,652)	(7,427)	(3,930)	(73,450)

Changes in liabilities arising from financing activities

	At January 1, 2023	Cash Flows	Additions	Interest Expense	Foreign Exchange	Disposals	At December 31, 2023
	£’000	£’000	£’000	£’000	£’000	£’000	£’000
Interest-bearing loans and borrowings	313	(2)	—	2	(7)	—	306
Lease liabilities	13,583	(3,194)	7,434	1,028	(195)	(39)	18,617
Total liabilities from financing activities	13,896	(3,196)	7,434	1,030	(202)	(39)	18,923

	At January 1, 2022	Cash Flows	Additions	Interest Expense	Foreign Exchange	At December 31, 2022
	£’000	£’000	£’000	£’000	£’000	£’000
Interest-bearing loans and borrowings	296	—	—	2	15	313
Lease liabilities	4,879	(1,740)	10,033	298	113	13,583
Total liabilities from financing activities	5,175	(1,740)	10,033	300	128	13,896

Other Financial Instruments. On June 21, 2022, the Group invested £100,000,000 into a 12-month deposit with an F1+ rated U.K. financial institution. This short term bank deposit accrued interest at a rate of 2.35% and was classified as a financial asset measured at amortised cost. The investment was redeemed on June 21, 2023.
On March 24, 2023, the Group invested £150,000,000 into a 9-month short term deposit with an F1 rated financial institution. This short term bank deposit accrued interest at a rate of 4.8% and was classified as a financial asset measured at amortised cost. The investment was redeemed on December 27, 2023.
On July 27, 2023 the Group invested $40,000,000 into a 6-month short term deposit with an F1+ rated financial institution. On August 11, and August 16, 2023, the Group invested £45,000,000 and £25,000,000 respectively into two 6-month short term deposits with an F1 rated financial institution. These short term bank deposits accrue interest at 5.2%, 5.4% and 5.4% respectively and have been classified as financial assets measured at amortised cost.
The Group also has a number of other financial instruments which are not measured at fair value in the balance sheet consisting of trade receivables, trade and other payables, other loans and lease liabilities. For these instruments, the fair values are not materially different to their carrying amounts, since the interest receivable/payable is either close to current market rates or the instruments are short-term in nature.